Segmented Information and Other Additional Disclosures (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Operating Segments Abstract
Schedule of revenues allocated by segment
	For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018

Vehicle Sales	$10,438,713	$5,781,853	$3,431,211
Revenue from operating and finance leases	2,920,719	264,699	—
Accretion on promissory note	39,019	36,009	4,779
Rental income	—	—	80,166
Service revenue	33,577	—	—
Finance income	68,375	—	—

Total	$13,500,403	$6,082,561	$3,516,156

Schedule of revenues allocated by geography
		For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018

United States of America	$13,461,384	$6,046,552	$1,647,556
Canada	39,019	36,009	1,868,600

Total	$13,500,403	$6,082,561	$3,516,156

Schedule of expenses related to salaries and benefits
	For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018

Administrative Fees	$3,128,304	$1,778,178	$1,053,123
Product development costs	—	—	76,340
Sales and marketing	30,000	120,000	75,000
Cost of sales	104,027	11,018	67,210

Total	$3,262,331	$1,909,196	$1,271,673